Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expense Determined at the U.S. Federal Income Tax Rate

A reconciliation of the income tax expense determined at the U.S. federal income tax rate to the Company’s actual income tax expense is as follows:

	For Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Loss before income tax expense	(8,845)	(6,120)	(5,886)
U.S. federal income tax rate	21%	21%	21%
Income tax benefit computed at the applicable tax rate	(1,857)	(1,285)	(1,236)
Expenses not deductible	223	555	726
Effect of differences in corporate income tax rates	(550)	(60)	(216)
Change in valuation allowance	2,184	790	726
Income tax expense	—	—	—

Schedule of Deferred Tax Assets

The Group’s deferred tax assets on December 31, 2024 and 2023 were as follows:

	As of December 31, 2023	As of December 31, 2024
	US$	US$
Deferred tax assets	3,029	3,755
Less: valuation allowance	(3,029)	(3,755)
Deferred tax assets, net	—	—

Schedule of Roll-Forward of the Valuation Allowance

The following represents a roll-forward of the valuation allowance：

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Beginning balance	54	2,238	3,029
charge to tax expense in current year	2,184	790	726
Ending balance	2,238	3,029	3,755